Stock-Based Compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) (Restricted Stock and Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock and Restricted Stock Units
Number of Shares
Nonvested restricted stock and RSUs, beginning balance (shares)	21,541,377
Granted (shares)	8,497,823
Vested (shares)	(8,082,216)
Forfeited (shares)	(556,693)
Nonvested restricted stock and RSUs, ending balance (shares)	21,400,291
Weighted-average fair value
Nonvested restricted stock and RSUs, beginning balance (usd per share)	$ 26.59
Granted (usd per share)	$ 31.58
Vested (usd per share)	$ 29.06
Forfeited (usd per share)	$ 27.37
Nonvested restricted stock and RSUs, ending balance (usd per share)	$ 27.72